Note 23 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Cash	$ 4,912	$ 7,313
Working capital surplus (deficit)	8,045	7,713
Retained earnings	(257,192)	(149,054)
Comprehensive income (loss)	(108,141)	(17,219)	$ 24,905
Payments for exploration and evaluation expenses	212	298
Prepayments	$ 27	78
Currency risk [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Other price risk [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Level 2 and 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 0	0
Financial liabilities, at fair value	$ 0	$ 0